Investments in affiliates and joint ventures - Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Revenue	$ 957,220	$ 769,539
Gross profit	154,217	101,548
Income (loss) before taxes	85,963	84,445
Nuna
Schedule of Equity Method Investments [Line Items]
Revenue	165,741	213,745
Gross profit	9,622	30,667
Income (loss) before taxes	1,246	21,741
Net income	1,098	19,298
MNALP
Schedule of Equity Method Investments [Line Items]
Revenue	395,040	330,259
Gross profit	13,954	10,216
Income (loss) before taxes	10,869	8,825
Net income	10,869	8,825
Fargo
Schedule of Equity Method Investments [Line Items]
Revenue	117,543	40,598
Gross profit	25,353	6,575
Income (loss) before taxes	15,344	7,049
Net income	14,522	7,049
Other entities
Schedule of Equity Method Investments [Line Items]
Revenue	7,975	11,431
Gross profit	709	2,123
Income (loss) before taxes	(639)	1,881
Net income	(674)	1,881
Total
Schedule of Equity Method Investments [Line Items]
Revenue	686,299	596,033
Gross profit	49,638	49,581
Income (loss) before taxes	26,820	39,496
Net income	$ 25,815	$ 37,053